Expense Example, No Redemption (USD $)	12 Months Ended
Jan. 31, 2011
Vanguard Long-Term Investment-Grade Fund | Vanguard Long-Term Investment-Grade Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	$ 25
3 YEAR	77
5 YEAR	135
10 YEAR	306
Vanguard High-Yield Corporate Fund | Vanguard High-Yield Corporate Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	26
3 YEAR	80
5 YEAR	141
10 YEAR	318
Vanguard Short-Term Treasury Fund | Vanguard Short-Term Treasury Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	23
3 YEAR	71
5 YEAR	124
10 YEAR	280
Vanguard Intermediate-Term Treasury Fund | Vanguard Intermediate-Term Treasury Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	23
3 YEAR	71
5 YEAR	124
10 YEAR	280
Vanguard GNMA Fund | Vanguard GNMA Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	24
3 YEAR	74
5 YEAR	130
10 YEAR	293
Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	23
3 YEAR	71
5 YEAR	124
10 YEAR	280
Vanguard Short-Term Federal Fund | Vanguard Short-Term Federal Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	23
3 YEAR	71
5 YEAR	124
10 YEAR	280
Vanguard Intermediate-Term Investment-Grade Fund | Vanguard Intermediate-Term Investment-Grade Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	23
3 YEAR	71
5 YEAR	124
10 YEAR	280
Vanguard Long-Term Treasury Fund | Vanguard Long-Term Treasury Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	23
3 YEAR	71
5 YEAR	124
10 YEAR	280
Vanguard High-Yield Corporate Fund | Vanguard High-Yield Corporate Fund - Admiral Shares
Expense Example, No Redemption:
1 YEAR	13
3 YEAR	42
5 YEAR	73
10 YEAR	166
Vanguard Short-Term Treasury Fund | Vanguard Short-Term Treasury Fund - Admiral Shares
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Intermediate-Term Treasury Fund | Vanguard Intermediate-Term Treasury Fund - Admiral Shares
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard GNMA Fund | Vanguard GNMA Fund - Admiral Shares
Expense Example, No Redemption:
1 YEAR	11
3 YEAR	35
5 YEAR	62
10 YEAR	141
Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Admiral Shares
Expense Example, No Redemption:
1 YEAR	11
3 YEAR	35
5 YEAR	62
10 YEAR	141
Vanguard Short-Term Federal Fund | Vanguard Short-Term Federal Fund - Admiral Shares
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Long-Term Investment-Grade Fund | Vanguard Long-Term Investment-Grade Fund - Admiral Shares
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard Intermediate-Term Investment-Grade Fund | Vanguard Intermediate-Term Investment-Grade Fund - Admiral Shares
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Long-Term Treasury Fund | Vanguard Long-Term Treasury Fund - Admiral Shares
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Short-Term Investment-Grade Fund | Vanguard Short-Term Investment-Grade Fund - Institutional Shares
Expense Example, No Redemption:
1 YEAR	7
3 YEAR	23
5 YEAR	40
10 YEAR	$ 90